Related party transactions (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Income (Expense)	$ 757	$ 644	$ 1,215	$ 1,523
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	757	644	1,215	1,523
Revenues Mainly Sales Revenues [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	844	899	1,661	1,740
Purchases And Services [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)		3		6
Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(38)	(196)	(358)	(201)
Foreign Exchange And Inflation Indexation Charges Net [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(18)	(113)	(33)	(140)
Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(31)	51	(55)	118
Petros [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(5)	(5)	(9)	(10)
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	29	38	59	84
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(46)	(5)	(91)	11
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)		3		7
Brazilian Federal Government Dividends [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(33)	(99)	(58)	(127)
Empresa Brasileira De Administrao De Petrleo Gs Natural Pr Sal Petrleo [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	24	(107)	(230)	(98)
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(60)	(83)	(127)	(93)
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	10	9	21	29
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	848	902	1,671	1,749
Petrobras Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	838	893	1,650	1,720
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	$ (86)	$ (253)	$ (447)	$ (216)